Tax	12 Months Ended
Dec. 31, 2020
Tax
29 Tax
Details of current and deferred taxes
in	2020	2019	2018
Current and deferred taxes (CHF million)
Switzerland	163	175	135
Foreign	204	531	426
Current income tax expense	367	706	561
Switzerland	450	171	479
Foreign	(16)	418	321
Deferred income tax expense	434	589	800
Income tax expense	801	1,295	1,361
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	25	13	(28)
Cumulative translation adjustment	0	(4)	(7)
Unrealized gains/(losses) on debt securities	(6)	7	(5)
Actuarial gains/(losses)	(18)	99	(102)
Net prior service credit/(cost)	(33)	58	(33)
Share-based compensation and treasury shares	(4)	(5)	1
Reconciliation of taxes computed at the Swiss statutory rate
in	2020	2019	2018
Income/(loss) before taxes (CHF million)
Switzerland	1,770	2,985	1,924
Foreign	1,697	1,735	1,448
Income before taxes	3,467	4,720	3,372
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	693	1,038	742
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(62)	(101)	107
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3
Other non-deductible expenses	254	371	457
Additional taxable income	8	7	5
Lower taxed income	(234)	(325)	(190)
(Income)/loss taxable to noncontrolling interests	18	8	12
Changes in tax law and rates	(6)	(28)	(2)
Changes in deferred tax valuation allowance	322	116	(106)
Change in recognition of outside basis difference	(9)	4	(32)
Tax deductible impairments of Swiss subsidiary investments	0	0	(65)
(Windfall tax benefits) /shortfall tax charges on share-based compensation	76	39	10
Other	(259)	165	420
Income tax expense	801	1,295	1,361
1 The statutory tax rate was 20% in 2020 and 22% in 2019 and 2018.
2020
Foreign tax rate differential of CHF  62 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF  188 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF  254 million included the impact of CHF  117 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including the impact of a previously unrecognized tax benefit of CHF  157 million relating to the resolution of interest cost deductibility with and between international tax authorities, partially offset by a contingency accrual of CHF  41 million), CHF  68 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  46 million relating to non-deductible legacy litigation provisions and CHF  23 million relating to other non-deductible expenses.
Lower taxed income of CHF  234 million included a tax benefit of CHF  79 million related to the revaluations of the equity investments in SIX Group AG, Allfunds Group and Pfandbriefbank in Switzerland, CHF  67 million related to concessionary and lower taxed income, CHF  67 million related to non-taxable life insurance income, CHF  19 million related to the transfer of the Investlab fund platform to Allfunds Group and various smaller items.
Changes in deferred tax valuation allowances of CHF  322 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF  353 million, mainly in respect of the re-assessment of deferred tax assets reflecting changes in the forecasted future profitability of two of the Group’s operating entities in Switzerland of CHF  252 million, and also in respect of one of the Group’s operating entities in the UK. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF  31 million, mainly in respect of one of the Group’s operating entities in Hong Kong and another of the Group’s operating entities in the UK.
Other of CHF  259 million included an income tax benefit from the re-assessment of the US base erosion and anti-abuse tax (BEAT) provision for 2019 of CHF  180 million and the impact of a change in US tax rules relating to federal net operating losses (NOLs), where federal NOLs generated in tax years 2018, 2019 or 2020 can be carried back for five years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF  141 million. Additionally, this included an income tax benefit of CHF  82 million relating to prior years’ adjustments and a tax benefit of CHF 34 million relating to the beneficial earnings mix of one of the Group’s operating entities in Switzerland. These benefits were partially offset by CHF  78 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF  61 million relating to withholding taxes, CHF  26 million relating to the current year BEAT provision and CHF  14 million relating to own credit valuation movements. The remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial statements, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 2020.
2019
Foreign tax rate differential of CHF  101 million reflected a foreign tax benefit mainly driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as Brazil. The foreign tax rate expense of CHF  949 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF  371 million included the impact of CHF  274 million relating to non-deductible interest expenses (including a contingency accrual of CHF  28 million), CHF  56 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 34 million relating to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF  325 million included a tax benefit of CHF  160 million related to the transfer of the InvestLab fund platform to Allfunds Group and SIX Group AG equity investment revaluation gain in Switzerland, CHF  73 million related to non-taxable life insurance income, CHF  45 million related to non-taxable dividend income, CHF  26 million related to concessionary and lower taxed income, CHF  14 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF  116 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF  273 million, mainly in respect of three of the Group’s operating entities in Japan, the UK and the US. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF  157 million, mainly in respect of one of the Group’s operating entities in the UK.
Other of CHF  165 million included CHF  165 million relating to BEAT and CHF  123 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements. This was partially offset by CHF  58 million from own credit valuation gains, CHF  53 million relating to agreements reached with tax authorities relating to an advanced pricing agreement and the closure of a tax audit and CHF  20 million relating to a prior year adjustment. The remaining balance included various smaller items.
2018
Foreign tax rate differential of CHF  107 million reflected a foreign tax expense mainly driven by profits made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits incurred in lower tax jurisdictions, mainly in Singapore. The foreign tax rate expense of CHF  747 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF  457 million included the impact of CHF  325 million relating to non-deductible interest expenses (including a contingency accrual of CHF  92 million), CHF  49 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  15 million related to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF  190 million included a tax benefit of CHF  66 million related to non-taxable dividend income, CHF  48 million related to non-taxable life insurance income, CHF  33 million related to concessionary and lower taxed income, CHF  23 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF  106 million included a tax benefit from the release of valuation allowances of CHF  191 million, mainly in respect of two of the Group’s operating entities in the UK. Also included was the net impact of the increase in valuation allowances on deferred tax assets of CHF  85 million, mainly in respect of one of the Group’s operating entities in Switzerland.
Other of CHF  420 million included CHF  202 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF  130 million from own credit valuation gains, CHF  65 million relating to BEAT, CHF  56 million relating to the net re-assessment of deferred tax balances in respect of one of the Group’s operating entities in Switzerland, CHF  26 million relating to the increase of tax contingency accruals and other smaller balances. This was partially offset by prior year adjustments of CHF  76 million.
As of December 31, 2020, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF  20.1 billion compared to CHF  17.8 billion as of December 31, 2019. The increase compared to the end of 2019 reflected a reserve transfer in one of the Group’s entities. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2020	2019
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	931	956
Loans	653	598
Investment securities	1,347	1,437
Provisions	999	769
Leases	384	439
Derivatives	53	72
Real estate	175	189
Net operating loss carry-forwards	5,425	5,753
Goodwill and intangible assets	209	405
Other	119	78
Gross deferred tax assets before valuation allowance	10,295	10,696
Less valuation allowance	(4,465)	(4,136)
Gross deferred tax assets net of valuation allowance	5,830	6,560
Compensation and benefits	(666)	(650)
Loans	(352)	(348)
Investment securities	(523)	(503)
Provisions	(333)	(337)
Leases	(365)	(405)
Derivatives	(231)	(224)
Real estate	(36)	(35)
Other	(187)	(182)
Gross deferred tax liabilities	(2,693)	(2,684)
Net deferred tax assets	3,137	3,876
of which deferred tax assets	3,667	4,399
of which net operating losses	1,070	1,465
of which deductible temporary differences	2,597	2,934
of which deferred tax liabilities	(530)	(523)
Net deferred tax assets of CHF 3,137 million decreased CHF  739 million from 2019 to 2020, primarily due to the impact of foreign exchange translation losses of CHF  348 million, which were included within the currency translation adjustments recorded in AOCI, CHF  252 million from the re-assessment of deferred tax balances in Switzerland and CHF  177 million related to current year earnings. These decreases were partially offset by the tax impacts directly recorded in equity and OCI of CHF  38 million, mainly related to own credit movements.
In 2019, the US and Switzerland contributed the majority of the net deferred tax assets, CHF  3,855 million, net of a valuation allowance of CHF  606 million. In 2020, following the deferred tax asset re-assessment in Switzerland, the US contributed the majority of the net deferred tax assets, CHF  3,040 million. No valuation allowance was required on the US deferred tax assets as of the end of 2020.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against gross deferred tax assets in the amount of CHF  4.5 billion as of December 31, 2020 compared to CHF  4.1 billion as of December 31, 2019.
Amounts and expiration dates of net operating loss carry-forwards
end of 2020	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	17
Due to expire within 2 to 5 years	4,774
Due to expire within 6 to 10 years	4,145
Due to expire within 11 to 20 years	5,303
Amount due to expire	14,239
Amount not due to expire	16,162
Total net operating loss carry-forwards	30,401
Movements in the valuation allowance
in	2020	2019	2018
Movements (CHF million)
Balance at beginning of period	4,136	4,021	4,279
Net changes	329	115	(258)
Balance at end of period	4,465	4,136	4,021
As part of its normal practice, the Group conducted a detailed evaluation of its expected future results. This evaluation was dependent on management estimates and assumptions in developing the expected future results, which were based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and the UK. The Group then compared those expected future results with the applicable law governing the utilization of deferred tax assets. US tax law allowed for a 20-year carry-forward period for existing NOLs as of the end of 2017, federal NOLs generated in tax years 2018, 2019 and 2020 can be carried back for five years and any new NOLs will have an unlimited carry-forward period. UK tax law allows for an unlimited carry-forward period for NOLs. Based on the expected future results in the Bank parent company and given that Swiss tax law allows for a seven-year carry-forward period for NOLs, a valuation allowance was recorded on the deferred tax assets of this entity.
Tax benefits associated with share-based compensation
in	2020	2019	2018
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	264	263	242
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 30 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of gross unrecognized tax benefits
	2020	2019	2018
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	595	574	481
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	14	27	10
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(249)	(64)	(2)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	90	105	112
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(3)	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(17)	(35)	(4)
Other (including foreign currency translation)	(48)	(12)	(23)
Balance at end of period	382	595	574
of which, if recognized, would affect the effective tax rate	382	595	574
Interest and penalties
in	2020	2019	2018
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(16)	(10)	(28)
Interest and penalties recognized in the consolidated balance sheets	61	77	87
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF  40 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2016; Switzerland – 2015 (federal and Zurich cantonal level); the UK – 2012; the US – 2010; and the Netherlands – 2010.

Bank
Tax
28 Tax
Details of current and deferred taxes
in	2020	2019	2018
Current and deferred taxes (CHF million)
Switzerland	151	164	126
Foreign	188	518	416
Current income tax expense	339	682	542
Switzerland	367	194	266
Foreign	(9)	422	326
Deferred income tax expense	358	616	592
Income tax expense	697	1,298	1,134
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	25	13	(28)
Cumulative translation adjustment	0	(4)	(7)
Unrealized gains/(losses) on securities	(6)	7	(5)
Actuarial gains/(losses)	(19)	4	7
Net prior service cost	1	0	0
Reconciliation of taxes computed at the Swiss statutory rate
in	2020	2019	2018
Income/(loss) before taxes (CHF million)
Switzerland	2,477	3,259	1,927
Foreign	734	1,134	929
Income before taxes	3,211	4,393	2,856
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	642	966	628
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(64)	(109)	89
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3
Other non-deductible expenses	253	368	455
Additional taxable income	8	7	5
Lower taxed income	(221)	(314)	(187)
(Income)/loss taxable to noncontrolling interests	18	8	10
Changes in tax law and rates	(5)	9	(2)
Changes in deferred tax valuation allowance	281	114	(115)
Change in recognition of outside basis difference	(13)	4	(32)
Tax deductible impairments of Swiss subsidiary investments	0	0	(65)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	75	39	10
Other	(277)	205	335
Income tax expense	697	1,298	1,134
1 The statutory tax rate was 20% in 2020 and 22% in 2019 and 2018.
2020
Foreign tax rate differential of CHF  64 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF  179 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF  253 million included the impact of CHF  117 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including the impact of a previously unrecognized tax benefit of CHF  157 million relating to the resolution of interest costs deductibility with and between international tax authorities, partially offset by a contingency accrual of CHF  41 million), CHF  68 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  46 million relating to non-deductible legacy litigation provisions and CHF  23 million relating to other non-deductible expenses.
Lower taxed income of CHF  221 million included a tax benefit of CHF  79 million related to the revaluations of the equity investments in the SIX Group AG, Allfunds Group and Pfandbriefbank in Switzerland, CHF  53 million related to concessionary and lower taxed income, CHF  67 million related to non-taxable life insurance income, CHF  19 million related to the transfer of the InvestLab fund platform to Allfunds Group and various smaller items.
Changes in deferred tax valuation allowances of CHF  281 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF  312 million, mainly in respect of the re-assessment of deferred tax assets reflecting changes in the future profitability of one of the Bank’s operating entities in Switzerland of CHF  222 million, and also in respect of one of the Bank’s operating entities in the UK. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF  31 million, mainly in respect of one of the Bank’s operating entities in Hong Kong and another of the Bank’s operating entities in the UK.
Other of CHF  277 million included an income tax benefit from the re-assessment of the US base erosion and anti-abuse tax (BEAT) provision for 2019 of CHF  180 million and the impact of a change in US tax rules relating to federal net operating losses (NOLs), where federal NOLs generated in tax years 2018, 2019, or 2020 can be carried back for five years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF  141 million. Additionally, this included an income tax benefit of CHF  80 million relating to prior years’ adjustments and a tax benefit of CHF  34 million relating to the beneficial earnings mix of one of the Bank’s operating entities in Switzerland. These benefits were partially offset by CHF  78 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF  61 million relating to withholding taxes, CHF  26 million relating to the current year BEAT provision and the remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial statements, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 2020.
2019
Foreign tax rate differential of CHF  109 million reflected a foreign tax benefit mainly driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as Brazil. The foreign tax rate expense of CHF  940 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF  368 million included the impact of CHF  274 million relating to non-deductible interest expenses (including a contingency accrual of CHF  28 million), CHF  56 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  34 million relating to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF  314 million included a tax benefit of CHF  160 million related to the transfer of the InvestLab fund platform to Allfunds Group and SIX Group AG equity investment revaluation gain in Switzerland, CHF  73 million related to non-taxable life insurance income, CHF  45 million related to non-taxable dividend income, CHF  20 million related to concessionary and lower taxed income, CHF  14 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF  114 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF  272 million, mainly in respect of three of the Bank’s operating entities in Japan, the UK and the US. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF  158 million, mainly in respect of one of the Bank’s operating entities in the UK.
Other of CHF  205 million included CHF  165 million relating to BEAT and CHF  123 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements. This was partially offset by CHF  53 million relating to agreements reached with tax authorities relating to an advanced pricing agreement and the closure of a tax audit, and CHF  20 million relating to a prior year adjustment. The remaining balance included various smaller items.
2018
Foreign tax rate differential of CHF  89 million reflected a foreign tax expense mainly driven by profits made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits incurred in lower tax jurisdictions, mainly in Singapore. The foreign tax rate expense of CHF  742 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF  455 million included the impact of CHF  325 million relating to non-deductible interest expenses (including a contingency accrual of CHF  92 million), CHF  49 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  15 million relating to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF  187 million included a tax benefit of CHF  66 million related to non-taxable dividend income, CHF  48 million related to non-taxable life insurance income, CHF  33 million related to concessionary and lower taxed income, CHF  23 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF  115 million included a tax benefit from the release of valuation allowances of CHF  191 million, mainly in respect of two of the Bank’s operating entities in the UK. Also included was the net impact of the increase in valuation allowances on deferred tax assets of CHF  76 million, mainly in respect of one of the Bank’s operating entities in Switzerland.
Other of CHF  335 million included CHF  202 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF  65 million relating to BEAT, CHF  56 million relating to the net re-assessment of deferred tax balances in respect of one of the Bank’s operating entities in Switzerland, CHF  26 million relating to the increase of tax contingency accruals and various smaller balances. This was partially offset by prior year adjustments of CHF  76 million.
As of December 31, 2020, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF  19.6 billion compared to CHF  17.2 billion as of December 31, 2019. The increase compared to the end of 2019 reflected a reserve transfer in one of the Bank’s entities. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2020	2019
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	916	950
Loans	342	341
Investment securities	1,347	1,437
Provisions	999	769
Leases	254	302
Derivatives	51	72
Real estate	168	183
Net operating loss carry-forwards	5,278	5,657
Goodwill and intangible assets	209	394
Other	107	66
Gross deferred tax assets before valuation allowance	9,671	10,171
Less valuation allowance	(4,323)	(4,067)
Gross deferred tax assets net of valuation allowance	5,348	6,104
Compensation and benefits	(304)	(301)
Loans	(60)	(108)
Investment securities	(523)	(502)
Provisions	(332)	(336)
Leases	(233)	(267)
Derivatives	(211)	(214)
Real estate	(36)	(35)
Other	(176)	(171)
Gross deferred tax liabilities	(1,875)	(1,934)
Net deferred tax assets	3,473	4,170
of which deferred tax assets	3,630	4,337
of which net operating losses	1,064	1,437
of which deductible temporary differences	2,566	2,900
of which deferred tax liabilities	(157)	(167)
Net deferred tax assets of CHF 3,473 million decreased CHF  697 million from 2019 to 2020, primarily due to the impact of foreign exchange translation losses of CHF  345 million, which were included within the current translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI), CHF  222 million from the re-assessment of deferred tax balances in Switzerland and CHF  130 million related to current year earning.
In 2019, the US and Switzerland contributed the majority of the net deferred tax assets, CHF  3,855 million, net of a valuation allowance of CHF  606 million. In 2020, following the deferred tax assets re-assessment in Switzerland, the US contributed the majority of the net deferred tax assets, CHF  3,040 million. No valuation allowance was required on the US deferred tax assets as of the end of 2020.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against gross deferred tax assets in the amount of CHF  4.3 billion as of December 31, 2020, compared to CHF  4.1 billion as of December 31, 2019.
Amounts and expiration dates of net operating loss carry-forwards
end of 2020	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	17
Due to expire within 2 to 5 years	4,157
Due to expire within 6 to 10 years	3,720
Due to expire within 11 to 20 years	5,303
Amount due to expire	13,197
Amount not due to expire	16,156
Total net operating loss carry-forwards	29,353
Movements in the valuation allowance
in	2020	2019	2018
Movements (CHF million)
Balance at beginning of period	4,067	3,957	4,224
Net changes	256	110	(267)
Balance at end of period	4,323	4,067	3,957
Tax benefits associated with share-based compensation
in	2020	2019	2018
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	252	256	236
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
Uncertain tax positions
Reconciliation of gross unrecognized tax benefits
in	2020	2019	2018
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	595	574	481
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	14	27	10
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(249)	(64)	(2)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	90	105	112
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(3)	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(17)	(35)	(4)
Other (including foreign currency translation)	(48)	(12)	(23)
Balance at end of period	382	595	574
of which, if recognized, would affect the effective tax rate	382	595	574
Interest and penalties
in	2020	2019	2018
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(16)	(10)	(28)
Interest and penalties recognized in the consolidated balance sheets	61	77	87
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, Switzerland, the UK, the US and the Netherlands. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF  40 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2016; Switzerland – 2015 (federal and Zurich cantonal level); the UK – 2012; the US – 2010; and the Netherlands – 2010.
> Refer to “Note 29 – Tax” in VI – Consolidated financial statements – Credit Suisse Group for further information.